As filed with the Securities and Exchange Commission on August 31, 2006

------------------------------------------------------------------------------
==============================================================================


                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1. REPORT TO STOCKHOLDERS





                             [GRAPHIC OMITTED]



                            THE BERKSHIRE FUNDS

                          2006 Semi-Annual Report

This report is provided for the general information of Berkshire Funds shareholders. It is not authorized for distribution unless preceded or accompanied by an effective Prospectus, which contains more complete information about the Funds. Please read it carefully before you invest.

In recent years, returns have sustained significant gains and losses due to market volatility in the technology sector. Due to market volatility, current performance may be lower than the figures shown. Call 1-877-526-0707 or visit berkshirefunds.com for more current performance information. Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return includes reinvestment of dividends and capital gain distributions.

The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely-held stocks primarily listed on the New York Stock Exchange. The S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation and is a market-weighted index of common stock prices for 500 large U.S. companies. The Nasdaq Composite Index is a capitalization-weighted index of over 5,000 common stocks listed on the Nasdaq Stock Market. Each index represents an unmanaged, broad-based basket of stocks. These indices are typically used as benchmarks for overall market performance.

Portfolio composition is subject to change at any time and references to specific securities, industries and sectors are not recommendations to purchase or sell any particular security.

                                      *
                       -------------------------------
                     FUND OVERVIEW - BERKSHIRE FOCUS FUND
                           June 30, 2006 (unaudited)


The Fund normally concentrates its investments in a core group of 20-30 common stocks selected for their long-term growth potential.


PERFORMANCE COMPARISON (Average annual total returns as of 6/30/06)
-------------------------------------------------------------------

                                 YTD(1)    1 Year    3 Year    5 Year    Since Inception(2)

BERKSHIRE FOCUS FUND             -6.44%    18.86%    11.69%   -13.99%    -2.81%
--------------------------------------------------------------------------------------
Dow Jones Industrial Average      5.22%    11.09%     9.86%     3.43%     6.28%
S&P 500(R) Index                  2.71%     8.63%    11.20%     2.49%     5.72%
Nasdaq Composite Index           -1.08%     6.48%    10.91%     0.66%     5.12%
--------------------------------------------------------------------------------------


NET ASSETS
---------------------------------------
6/30/06                   $15.7 Million


NET ASSET VALUE
---------------------------------------
Net Asset Value Per Share         $7.12


TOP TEN HOLDINGS(3)
-------------------------------------------------
Google, Inc. (Class A)                     12.62%
Yahoo! Inc.                                 9.13%
Apple Computer, Inc.                        7.85%
Akamai Technologies, Inc.                   6.80%
M-Systems Flash Disk Pioneers Ltd.          6.56%
Citrix Systems, Inc.                        6.18%
Cognizant Technology Corp. (Class A)        4.97%
Network Appliance, Inc.                     4.84%
Rackable Systems, Inc.                      4.81%
SanDisk Corp.                               4.38%


GROWTH OF $10,000(4)
---------------------------------------------
BERKSHIRE FOCUS FUND vs. THE S&P 500(R) INDEX

[GRAPHIC OMITTED]

              S&P 500(R)    BERKSHIRE FOCUS
                INDEX             FUND
MONTH         $ AMOUNT         $ AMOUNT
------        ---------      -------------
JUN-97        $ 10,000         $ 10,000
JUL-97          10,796           10,000
AUG-97          10,191            9,950
SEP-97          10,749           10,050
OCT-97          10,390            9,500
NOV-97          10,871            9,510
DEC-97          11,058            8,738
JAN-98          11,180            9,699
FEB-98          11,986           10,174
MAR-98          12,600           10,174
APR-98          12,727           10,346
MAY-98          12,508           10,043
JUN-98          13,016           11,539
JUL-98          12,878           11,560
AUG-98          11,016            9,314
SEP-98          11,722           11,287
OCT-98          12,675           11,620
NOV-98          13,443           14,078
DEC-98          14,218           17,822
JAN-99          14,812           20,835
FEB-99          14,352           19,177
MAR-99          14,926           22,776
APR-99          15,504           23,741
MAY-99          15,138           20,976
JUN-99          15,978           23,036
JUL-99          15,480           21,735
AUG-99          15,403           24,001
SEP-99          14,981           24,749
OCT-99          15,929           26,884
NOV-99          16,253           31,405
DEC-99          17,210           43,289
JAN-00          16,346           44,376
FEB-00          16,036           62,228
MAR-00          17,605           60,273
APR-00          17,075           53,253
MAY-00          16,725           45,712
JUN-00          17,137           56,317
JUL-00          16,869           57,013
AUG-00          17,917           71,627
SEP-00          16,971           67,248
OCT-00          16,900           56,719
NOV-00          15,567           36,118
DEC-00          15,643           36,346
JAN-01          16,198           36,813
FEB-01          14,721           19,841
MAR-01          13,789           13,973
APR-01          14,860           19,624
MAY-01          14,960           17,418
JUN-01          14,596           16,440
JUL-01          14,452           13,398
AUG-01          13,547           10,257
SEP-01          12,453            6,498
OCT-01          12,691            8,845
NOV-01          13,664           10,518
DEC-01          13,784           10,116
JAN-02          13,583           10,464
FEB-02          13,321            8,171
MAR-02          13,822            9,649
APR-02          12,984            8,258
MAY-02          12,888            7,389
JUN-02          11,970            5,911
JUL-02          11,037            5,140
AUG-02          11,109            4,564
SEP-02           9,902            3,455
OCT-02          10,774            4,194
NOV-02          11,408            5,400
DEC-02          10,738            4,140
JAN-03          10,456            4,183
FEB-03          10,300            4,281
MAR-03          10,400            4,183
APR-03          11,256            4,857
MAY-03          11,849            5,791
JUN-03          12,000            5,552
JUL-03          12,212            5,672
AUG-03          12,450            6,509
SEP-03          12,318            5,878
OCT-03          13,015            6,943
NOV-03          13,129            7,280
DEC-03          13,818            6,911
JAN-04          14,071            7,552
FEB-04          14,267            7,291
MAR-04          14,052            6,791
APR-04          13,831            5,726
MAY-04          14,021            6,346
JUN-04          14,294            6,824
JUL-04          13,820            5,607
AUG-04          13,876            5,303
SEP-04          14,026            5,770
OCT-04          14,240            6,335
NOV-04          14,816            7,128
DEC-04          15,321            7,161
JAN-05          14,947            6,748
FEB-05          15,262            6,661
MAR-05          14,991            6,302
APR-05          14,707            5,987
MAY-05          15,175            6,911
JUN-05          15,197            6,509
JUL-05          15,762            6,878
AUG-05          15,618            6,900
SEP-05          15,744            7,215
OCT-05          15,482            7,660
NOV-05          16,067            8,236
DEC-05          16,073            8,269
JAN-06          16,498            8,943
FEB-06          16,543            8,573
MAR-06          16,749            8,877
APR-06          16,974            8,845
MAY-06          16,486            7,747
JUN-06          16,508            7,736


SECTOR ALLOCATION(5)
------------------------------------------
Internet Software & Services        28.57%
Computer Hardware                   17.50%
Software                            17.01%
Semiconductors                      16.69%
Consumer Retail                      7.47%
Computer Programming Services        4.97%
Drug Manufacturers                   4.29%
Networking & Telecom Equipment       3.32%
Exchange Traded Funds                0.07%


(1) Not annualized for periods of less than one full year.

(2) The Fund's inception date was July 1, 1997.

(3) Stated as a percentage of total net assets as of 6/30/06. The holdings information provided should not be construed as a recommendation to purchase or sell a particular security and may not be representative of the Fund's current or future investments.

(4) This chart assumes an initial investment of $10,000 made on July 1, 1997 (inception). Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends but do not reflect the impact of taxes.

(5) Stated as a percentage of total net assets as of 6/30/06. The holdings by sector are presented to illustrate examples of the sectors in which the Fund has bought securities and may not be representative of the Fund's current or future investments.

    This Fund concentrates its investments in the technology industry. As a result, the Fund is subject to greater risk than more diversified funds because of its concentration of investments in fewer companies and certain segments of a single industry.

                                      *
------------------------------------------------------------------------------

                           BERKSHIRE FOCUS FUND
                   Performance and Portfolio Discussion
                                 6/30/2006

------------------------------------------------------------------------------
                                      *

                                      *
                       -------------------------------
                          LETTER TO THE SHAREHOLDERS

[PHOTO]

Dear Fellow Shareholders,

For the six month period ended June 30, 2006, the Berkshire Focus Fund posted a total return of -6.44%. For comparative purposes, the Dow Jones Industrial Average gained 5.22%, the S&P 500(R) Index increased 2.71% and the Nasdaq Composite Index declined 1.08% over the same period. Please see the Fund Over-view section and the accompanying financial statements for the Fund's longer-term performance. All return data includes reinvested dividends but do not reflect the impact of taxes.

Equity markets roared out of the gate in January 2006 and then slowly drifted higher for the balance of the period - resulting in several of the major equity indices posting solid gains for the first quarter. The markets advanced on reports of steady consumer spending, retreating oil prices, healthy corp-orate earnings and hopes for an imminent end to the Federal Reserve's two-year interest rate hike campaign. Late in the quarter however, Ben Bernanke, the new Federal Reserve Chairman, dampened some of the market's enthusiasm by raising interest rates an additional 25 basis points to 4.75%. At the same time, the Federal Reserve signaled that additional interest rate hikes may be in order because the potential for inflation persisted. This kept overall equity performance in check as the quarter came to a close.

The second quarter proved extremely challenging for equity investors as per-sistent worries over inflationary pressures, stock option backdating scandals and fears of a sharp decline in housing prices permeated the markets. During the period, the Federal Reserve added to investors' angst by raising interest rates an additional 25 basis points on two occasions - pushing short-term rates to 5.25%. Not surprisingly, investor sentiment soured leading to a broad-based correction in commodities, emerging markets, technology and high-beta stocks as investors moved to reduce risk from their portfolios. By the end of the quarter, equity markets managed to recoup at least a small portion of their earlier losses after the Federal Reserve hinted that it may finally be finished increasing rates.

The Fund declined against this backdrop led by our outsized investments in the Internet Software & Services sector. Within this segment, Yahoo! (YHOO) and Google (GOOG) turned in lackluster performances while Akamai (AKAM) shined. The Computer Hardware sector was also a mixed bag with Apple Computer (AAPL) weighing heavily on the portfolio and Rackable Systems (RACK) posting gains. Meanwhile, the Consumer Retail sector turned in the strongest overall perfor-mance led by our investment in Zumiez (ZUMZ). Companies giving a slight boost to the Fund during the period included Citrix Systems (CTXS) in the Software sector and Gilead Sciences (GILD) in the Drug Manufacturers sector. Finally, some new additions to the portfolio during the first half of the year included Cognizant Technology (CTSH), GameStop (GME), Mercury Interactive (MERQ), M-Systems Flash Disk Pioneers (FLSH), Network Appliance (NTAP), Redback Networks (RBAK) and Trident Microsystems (TRID).

As always, we thank you for your confidence and continued investment in the Berkshire Funds.


/s/ Malcolm R. Fobes III

Malcolm R. Fobes III
Chairman & Chief Executive Officer

                                      *
------------------------------------------------------------------------------

                            FINANCIAL STATEMENTS
                                 (unaudited)
                                  6/30/2006

------------------------------------------------------------------------------
                                      *

                                      *
                       -------------------------------
               PORTFOLIO OF INVESTMENTS - BERKSHIRE FOCUS FUND
                           June 30, 2006 (unaudited)


Shares                                                         Value

            COMMON STOCKS - 99.82%                       $ 15,660,359
            =========================================================
            (Cost $16,434,933)

            COMPUTER HARDWARE - 17.50%                      2,745,045
            ---------------------------------------------------------
 21,510     Apple Computer, Inc.*                           1,231,878
 21,510     Network Appliance, Inc.*                          759,303
 19,090     Rackable Systems, Inc.*                           753,864

            COMPUTER PROGRAMMING SERVICES - 4.97%             780,145
            ---------------------------------------------------------
 11,580     Cognizant Technology Solutions Corp. (Class A)*   780,145

            CONSUMER RETAIL - 7.47%                         1,171,218
            ---------------------------------------------------------
 12,800     GameStop Corp. (Class A)*                         537,600
 16,865     Zumiez, Inc.*                                     633,618

            DRUG MANUFACTURERS - 4.29%                        672,945
            ---------------------------------------------------------
 11,375     Gilead Sciences, Inc.*                            672,945

            INTERNET SOFTWARE & SERVICES - 28.57%           4,482,387
            ---------------------------------------------------------
 29,465     Akamai Technologies, Inc.*                      1,066,338
      5     eBay, Inc.*                                           147
  4,720     Google, Inc. (Class A)*                         1,979,238
     85     Monster Worldwide, Inc.*                            3,626
     50     Salesforce.com, Inc.*                               1,333
 43,385     Yahoo! Inc.*                                    1,431,705

            NETWORKING & TELECOM EQUIPMENT - 3.32%            521,406
            ---------------------------------------------------------
 28,430     Redback Networks, Inc.*                           521,406

            SEMICONDUCTORS - 16.69%                         2,619,274
            ---------------------------------------------------------
 16,255     Broadcom Corp. (Class A)*                         493,014
  9,240     Marvell Technology Group Ltd.*                    409,609
 34,745     M-Systems Flash Disk Pioneers Ltd.*             1,029,494
      5     NVIDIA Corp.*                                         106
 13,475     SanDisk Corp.*                                    686,956
      5     Trident Microsystems, Inc.*                            95

            SOFTWARE - 17.01%                               2,667,939
            ---------------------------------------------------------
 24,170     Citrix Systems, Inc.*                             969,217
 11,720     F5 Networks, Inc.*                                626,786
 19,485     Mercury Interactive Corp.*                        681,390
 16,690     Red Hat, Inc.*                                    390,546

            EXCHANGE TRADED FUNDS - 0.07%                      10,954
            =========================================================
            (Cost $12,682)
    100     Internet HOLDRs Trust                               5,330
     60     Nasdaq 100 Index Tracking Stock                     2,326
    100     Semiconductor HOLDRs Trust                          3,298

            CASH EQUIVALENTS - 0.07%                           11,446
            =========================================================
            (Cost $11,446)
 11,446     First American Treasury Obligations Fund           11,446


            TOTAL INVESTMENT SECURITIES - 99.96%           15,682,759
            =========================================================
            (Cost $16,459,061)

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.04%       6,239
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 15,688,998
            =========================================================
            Equivalent to $7.12 per share


           *Non-income producing

           (See accompanying notes to financial statements)

                                      *
                       -------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 2006 (unaudited)


                                                            BERKSHIRE
                                                           FOCUS FUND
ASSETS
---------------------------------------------------------------------
Investment securities:
    At acquisition cost                                 $  16,459,061
                                                        =============
    At market value                                     $  15,682,759
Receivable for securities sold                                456,958
Interest receivable                                                23
                                                        -------------
    TOTAL ASSETS                                           16,139,740
                                                        -------------


LIABILITIES
---------------------------------------------------------------------
Payable for capital shares redeemed                             2,960
Payable for securities purchased                              420,077
Payable to affiliate (Note 4)                                  25,850
Accrued expenses                                                1,855
                                                        -------------
    TOTAL LIABILITIES                                         450,742
                                                        -------------


NET ASSETS                                              $  15,688,998
=====================================================================


Net assets consist of:
Paid-in-capital                                         $ 433,370,856
Undistributed net investment income                           111,633
Accumulated net realized losses
    from security transactions                           (417,017,189)
Net unrealized depreciation on investments                   (776,302)
                                                        -------------
NET ASSETS                                              $  15,688,998
                                                        =============


Shares of beneficial interest outstanding (unlimited
    number of shares authorized, without par value)         2,204,272
                                                        =============


Net asset value, offering price and redemption
    price per share                                     $        7.12
                                                        =============

(see accompanying notes to financial statements)

                                      *
                       -------------------------------
                            STATEMENT OF OPERATIONS
              For the Six Months Ended June 30, 2006 (unaudited)


                                                            BERKSHIRE
                                                           FOCUS FUND
INVESTMENT INCOME
---------------------------------------------------------------------
    Dividends                                           $     311,224
    Interest                                                    1,622
                                                        -------------
         TOTAL INVESTMENT INCOME                              312,846
                                                        -------------

EXPENSES
---------------------------------------------------------------------
    Investment advisory fees                                  149,519
    Administrative fees                                        49,839
    Interest expense                                            1,855
                                                        -------------
         TOTAL EXPENSES                                       201,213
                                                        -------------

NET INVESTMENT INCOME                                         111,633
---------------------------------------------------------------------


REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
---------------------------------------------------------------------
Net realized gains from security transactions               1,257,149
Net change in unrealized depreciation on investments       (2,396,705)
                                                         ------------

NET REALIZED AND UNREALIZED
LOSSES ON INVESTMENTS                                      (1,139,556)
                                                         ------------

NET DECREASE IN NET ASSETS
FROM OPERATIONS                                         $  (1,027,923)
                                                        =============

(see accompanying notes to financial statements)

                                      *
                       -------------------------------
          STATEMENTS OF CHANGES IN NET ASSETS - BERKSHIRE FOCUS FUND
    For the Periods Ended June 30, 2006 (unaudited) and December 31, 2005

                                                                Six Months                Year
                                                                     Ended               Ended
                                                                   6/30/06            12/31/05
FROM OPERATIONS:
----------------------------------------------------------------------------------------------
    Net investment income (loss)                             $     111,633      $     (409,211)
    Net realized gains from security transactions                1,257,149           5,458,914
    Net change in unrealized depreciation on investments        (2,396,705)         (3,110,112)
                                                              --------------------------------
Net increase (decrease) in net assets from operations           (1,027,923)          1,939,591
                                                              --------------------------------


FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------
    Proceeds from shares sold                                    1,893,764           4,239,980
    Payments for shares redeemed                                (7,468,071)        (13,430,761)
                                                              --------------------------------
Net decrease in net assets from capital share transactions      (5,574,307)         (9,190,781)
                                                              --------------------------------


TOTAL DECREASE IN NET ASSETS                                    (6,602,230)         (7,251,190)
----------------------------------------------------------------------------------------------


NET ASSETS:
----------------------------------------------------------------------------------------------
    Beginning of period                                         22,291,228          29,542,418
                                                              --------------------------------
    End of period                                            $  15,688,998       $  22,291,228
                                                              ================================
    Including undistributed net investment income:           $     111,633       $           0
                                                              ================================


CAPITAL SHARE ACTIVITY:
----------------------------------------------------------------------------------------------
    Shares sold                                                    231,289             585,477
    Shares redeemed                                               (954,500)         (2,144,167)
                                                              --------------------------------
    Net decrease in shares outstanding                            (723,211)         (1,558,690)
    Shares outstanding, beginning of period                      2,927,483           4,486,173
                                                              --------------------------------
    Shares outstanding, end of period                            2,204,272           2,927,483
                                                              ================================

(see accompanying notes to financial statements)

                                      *
                       -------------------------------

                  FINANCIAL HIGHLIGHTS - BERKSHIRE FOCUS FUND
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
                                       Six Months           Year           Year           Year           Year           Year
                                            Ended          Ended          Ended          Ended          Ended          Ended
                                          6/30/06       12/31/05       12/31/04       12/31/03       12/31/02       12/31/01
                                       (unaudited)
NET ASSET VALUE,
BEGINNING OF PERIOD                        $ 7.61         $ 6.59         $ 6.36         $ 3.81         $ 9.31        $ 33.45
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)             0.05(A)       (0.14)(A)      (0.13)(A)      (0.10)(A)      (0.14)(A)      (0.31)(A)
    Net realized and unrealized gains
         (losses) on investments            (0.54)          1.16           0.36           2.65          (5.36)        (23.83)
                                            -------------------------------------------------------------------------------------
Total from investment operations            (0.49)          1.02           0.23           2.55          (5.50)        (24.14)
                                            -------------------------------------------------------------------------------------


NET ASSET VALUE,
END OF PERIOD                              $ 7.12         $ 7.61         $ 6.59         $ 6.36         $ 3.81         $ 9.31
=================================================================================================================================


TOTAL RETURN(B)                             (6.44%)(J)     15.48%          3.62%         66.93%        (59.08%)       (72.17%)
=================================================================================================================================


SUPPLEMENTAL DATA AND RATIOS:
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (thousands)     $ 15,689       $ 22,291       $ 29,542       $ 36,657       $ 22,489       $ 71,347

Ratio of expenses to average net assets      2.00%(H)       2.00%(G)       2.00%(F)       2.00%(E)       1.99%(D)       1.97%(C)

Ratio of net investment income (loss)
    to average net assets                     1.12%         (1.99%)         (1.98%)        (1.93%)       (1.97%)        (1.89%)

Portfolio turnover rate(I)                  217.9%(J)        284.1%          316.5%         251.1%        165.8%         222.7%


(A) Net investment income (loss) per share is calculated using ending balances prior to consideration or adjustment for permanent book and tax differences.

(B) Total return represents the rate that the investor would have earned or (lost) on an investment in the Fund assuming reinvestment of dividends.

(C) For the year ended December 31, 2001 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 1.98%.

(D) For the year ended December 31, 2002 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.01%.

(E) For the year ended December 31, 2003 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.01%.

(F) For the year ended December 31, 2004 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.02%.

(G) For the year ended December 31, 2005 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.02%.

(H) For the six months ended June 30, 2006 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.02%.

(I) Portfolio turnover is greater than most funds due to the investment style of the Fund.

(J) Not annualized for periods of less than one full year.


(see accompanying notes to financial statements)

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                           June 30, 2006 (unaudited)


1. Organization

The Berkshire Focus Fund (the "Fund") is a non-diversified series of The Berkshire Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust on November 25, 1996. The Fund commenced operations on July 1, 1997. The Fund's investment objective is to seek long-term capital appreciation through investments in equity securities.


2. Significant Accounting Policies

   The following is a summary of the Trust's significant accounting policies:

Securities valuation - The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE"), normally 4:00 p.m., Eastern time. Securities which are traded on stock exchanges or are quoted by Nasdaq are valued at the last reported sale price as of the close of the regular session of trading on the NYSE, or, if not traded, at the most recent bid price. Securities which are traded in the over-the-counter market, and which are not quoted by Nasdaq, are valued at the most recent bid price, as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation - The net asset value per share for the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                           June 30, 2006 (unaudited)


Federal income tax - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") necessary to qualify as a regulated investment company. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

Other - The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are perm-anent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of opera-tions or net asset value per share of the Fund.


3. Investment Transactions

Purchases and sales of investment securities (excluding short-term instru-ments) for the six months ended June 30, 2006 were $43,497,186 and $48,972,217, respectively. There were no purchases or sales of U.S. Government securities for the Fund.

The following information is based upon the federal income tax cost of port-folio investments as of December 31, 2005:

              Gross unrealized appreciation       $    1,964,358
              Gross unrealized depreciation             (428,719)
              --------------------------------------------------
              Net unrealized appreciation         $    1,535,639
              ==================================================

              Federal income tax cost             $   20,829,523

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                           June 30, 2006 (unaudited)


The Fund intends to utilize provisions of the federal income tax laws which allow it to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 2005, the Fund had the following capital loss carry-forwards for tax purposes:

             Capital Loss Carryforward         Date of Expiration
             ----------------------------------------------------
                  $      542,380                     12/31/12
                  $   10,452,456                     12/31/11
                  $   56,400,653                     12/31/10
                  $  292,752,183                     12/31/09
                  $   58,041,902                     12/31/08

4. Related Party Transactions, Investment Advisory and Administrative Fees

Certain Officers and Trustees of the Trust are also Officers and Directors of Berkshire Capital Holdings, Inc. ("Berkshire Capital").

The Fund has an Investment Advisory Agreement (the "Advisory Agreement") and a separate Administration Agreement with Berkshire Capital. Under the Advisory Agreement, Berkshire Capital will determine what securities will be purchased, retained or sold by the Fund on the basis of a continuous review of the port-folio. For the services it provides under the Advisory Agreement, Berkshire Capital receives a fee accrued each calendar day (including weekends and holidays) at a rate of 1.50% per annum of the daily net assets of the Fund. Under the Administration Agreement, Berkshire Capital renders all adminis-trative and supervisory services of the Fund, as well as facilities furnished and expenses assumed. For these services, Berkshire Capital receives a fee at the annual rate of 0.50% of the Fund's average daily net assets up to $50 million, 0.45% of average net assets from $50 million to $200 million, 0.40% of average net assets from $200 million to $500 million, 0.35% of average net assets from $500 million to $1 billion and 0.30% of average net assets in excess of $1 billion. Such fee is computed as a percentage of the Fund's daily net assets and is accrued each calendar day (including weekends and holidays). For the six months ended June 30, 2006, Berkshire Capital was paid an invest-ment advisory fee of $149,519 and an administration fee of $49,839 from the Fund. The amount due to Berkshire Capital for these fees at June 30, 2006 totaled $25,850.

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                           June 30, 2006 (unaudited)


5. Beneficial Ownership Disclosure

Beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under
Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2006, there were no record owners of more than 25% of the voting securities of the Fund.


6. Distributions to Shareholders

There were no distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005. As of December 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                 $             0
Accumulated losses                                               (418,189,574)
Unrealized appreciation                                             1,535,639
-----------------------------------------------------------------------------
Total accumulated deficit                                     $  (416,653,935)
=============================================================================

The difference between the acquisition cost and the federal income tax cost of unrealized appreciation is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

                                      *
                       -------------------------------
                           ADDITIONAL INFORMATION
                                  (unaudited)


                                EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees, administrative fees and interest expense. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on January 1, 2006 and held through June 30, 2006.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire trans-fers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $20.00 fee is charged by the Fund's transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes advisory fees, administrative fees and interest expense. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the per-iod. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of in-vesting in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%

                                      *
                       -------------------------------
                           ADDITIONAL INFORMATION
                                  (unaudited)


hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
                                                              Expenses Paid
                       Beginning           Ending           During the Period*
                     Account Value      Account Value       January 1, 2006 to
                    January 1, 2006     June 30, 2006         June 30, 2006
                    ---------------     -------------       ------------------
Actual                 $1,000.00            $935.60                 $9.69

Hypothetical           $1,000.00          $1,014.78                $10.09
(5% annual return
before expenses)

*Expenses are equal to the Fund's annualized expense ratio of 2.02%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                             OTHER INFORMATION

Proxy Voting Guidelines

Berkshire Capital Holdings, Inc., the Fund's Adviser, is responsible for exer-cising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility and a record of the Fund's proxy votes for the twelve months ended June 30, 2006 are available without charge, upon request, by calling toll free 1-877-526-0707. They are also available on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

                                      *
                       -------------------------------
                                    NOTES

         THE BERKSHIRE FUNDS
         475 Milan Drive
         Suite #103
         San Jose, CA 95134
         (Toll-Free) 1-877-526-0707


         BOARD OF TRUSTEES
         Malcolm R. Fobes III, Chairman
         Ronald G. Seger
         Leland F. Smith
         Andrew W. Broer


         INVESTMENT ADVISER
         Berkshire Capital Holdings, Inc.
         475 Milan Drive
         Suite #103
         San Jose, CA 95134


         COUNSEL
         Thompson Hine LLP
         312 Walnut Street
         14th Floor
         Cincinnati, OH 45202


         INDEPENDENT AUDITOR
         Cohen McCurdy, Ltd.
         800 Westpoint Parkway
         Suite #1100
         Westlake, OH 44145


         TRANSFER AGENT
         Mutual Shareholder Services, LLC
         8000 Town Centre Drive
         Suite #400
         Broadview Heights, OH 44147


         CUSTODIAN
         U.S. Bank, N.A.
         1555 North River Center Drive
         Suite #302
         Milwaukee, WI 53212


         WEBSITE
         www.berkshirefunds.com

ITEM 2.  CODE OF ETHICS
         Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
         Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
         Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
         Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6.  SCHEDULE OF INVESTMENTS
         Schedule of Investments is included as part of the report to share-holders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
         Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
         Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
         Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

         (a) The Registrant's President, Treasurer and Chief Financial Officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on this review, such officer has concluded that the dis-closure controls and procedures are effective in ensuring that information required to be disclosed in this report is approp-riately recorded, processed, summarized and reported and made known to him by others within the Registrant and by the Regis-trant's service provider.

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or is rea-sonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

         (a) (1) Any code of ethics or amendment thereto that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

                 Not applicable.

             (2) Certification  pursuant  to Section 302 of the Sarbanes-Oxley
                 Act of 2002.

                 Filed herewith.

             (3) Any  written  solicitation  to purchase securities under Rule
                 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

                 Not applicable to open-end investment companies.

         (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

             Furnished herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly author-ized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: August 31, 2006


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: August 31, 2006

                              THE BERKSHIRE FUNDS
                         EXHIBIT INDEX FOR FORM N-CSR
                          AS FILED ON AUGUST 31, 2006

                                 EXHIBIT INDEX

A. Certification pursuant to Section 302
   of the Sarbanes-Oxley Act of 2002................................EX.99.CERT

B. Certification pursuant to Section 906
   of the Sarbanes-Oxley Act of 2002............................EX.99.906.CERT